Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2023
Retirement Benefits [Abstract]
Schedule of Amounts Recognized in Balance Sheet	The balances recorded to the balance sheet are as follows:

	December 31, 2023	December 31, 2022
	(in thousands)
Other receivables	$6,321	$6,492
Non-current other liabilities (note 16)	(14,738)	(13,033)

Schedule of Changes in Projected Benefit Obligations, Fair Value of Plan Assets, and Funded Status of Plan

Funded surplus	December 31, 2023	December 31, 2022
	(in thousands)
Projected benefit obligation	$(20,999)	$(19,558)
Fair value of plan assets	27,320	26,050
Funded surplus	$6,321	$6,492

The funded status as at December 31, 2023 and December 31, 2022 is included in other long-term receivables on the Consolidated Balance Sheet.

Change in benefit obligation	December 31, 2023	December 31, 2022
	(in thousands)
Benefit obligation at beginning of year	$19,558	$41,813
Service cost	42	117
Interest cost	975	672
Plan participants' contributions	19	19
Benefits paid	(318)	(514)
Actuarial gain	(335)	(18,636)
Foreign currency exchange rate changes	1,058	(3,913)
Benefit obligation at end of year	$20,999	$19,558

Change in plan assets	December 31, 2023	December 31, 2022
	(in thousands)
Fair value of plan assets at beginning of year	$26,050	$36,198
Expected return on plan assets	1,015	1,258
Actuarial loss	(910)	(7,305)
Employer contributions	70	70
Plan participants' contributions	19	19
Benefits paid	(318)	(514)
Foreign currency exchange rate changes	1,394	(3,676)
Fair value of plan assets at end of year	$27,320	$26,050

Funded deficit	December 31, 2023	December 31, 2022
	(in thousands)
Projected benefit obligation	$(6,441)	$(5,806)
Fair value of plan assets	6,261	5,681
Funded deficit	$(180)	$(125)

The funded deficit at December 31, 2023 and December 31, 2022 are included in non-current other liabilities on the Consolidated Balance Sheet.

The change in benefit obligation is presented in the following table. The discount rates used in calculating the benefit obligation in years ended December 31, 2023 and December 31, 2022 were 1.5% and 2.3%, respectively.

Change in benefit obligation	December 31, 2023	December 31, 2022
	(in thousands)
Benefit obligation at beginning of year	$5,806	$7,643
Service cost	109	146
Interest cost	136	30
Plan participants' contributions	93	82
Settlement	(645)	(218)
Prior service cost	(13)	(23)
Benefits paid and transferred balances	(134)	(182)
Actuarial loss/(gain)	511	(1,527)
Foreign currency exchange rate changes	578	(145)
Benefit obligation at end of year	$6,441	$5,806

Change in plan assets	December 31, 2023	December 31, 2022
	(in thousands)
Fair value of plan assets at beginning of year	$5,681	$6,964
Expected return on plan assets	133	29
Actuarial gain/(loss)	356	(987)
Scheme contributions	215	114
Plan participants' contributions	93	82
Benefits paid and transferred balances	(134)	(182)
Settlement	(645)	(218)
Foreign currency exchange rate changes	562	(121)
Fair value of plan assets at end of year	$6,261	$5,681
Pension plan disclosures are presented in the following tables in accordance with the requirements of ASC 715-20, Defined Benefit Plans - General.

Funded deficit	December 31, 2023	December 31, 2022
	(in thousands)
Projected benefit obligation	$(7,747)	$(5,345)
Fair value of plan assets	5,529	4,059
Funded deficit	$(2,218)	$(1,286)

The funded deficit at December 31, 2023 and December 31, 2022 are included in non-current other liabilities on the Consolidated Balance Sheet.

The change in benefit obligation is presented in the following table. The discount rate used in calculating the benefit obligation in years ended December 31, 2023 and December 31, 2022 was 1.5% and 2.3%, respectively.

Change in benefit obligation	December 31, 2023	December 31, 2022
	(in thousands)
Benefit obligation at beginning of period	$5,345	$4,990
Service cost	417	404
Interest cost	132	20
Plan participants’ contributions	456	325
Settlement	(753)	(844)
Benefits paid and transferred balances	795	1,125
Actuarial loss/(gain)	711	(627)
Foreign currency exchange rate changes	644	(48)
Benefit obligation at end of year	$7,747	$5,345

Change in plan assets	December 31, 2023	December 31, 2022
	(in thousands)
Fair value of plan assets at beginning of period	$4,059	$3,017
Expected return on plan assets	101	29
Actuarial (loss)/gain	(52)	87
Scheme contributions	456	325
Plan participants’ contributions	456	325
Benefits paid and transferred balances	795	1,125
Settlement	(753)	(844)
Foreign currency exchange rate changes	467	(5)
Fair value of plan assets at end of year	$5,529	$4,059

Schedule of Components of Net Periodic Benefit Cost
The following amounts were recorded in the Consolidated Statement of Operations as components of the net periodic benefit (credit)/cost:

	December 31, 2023	December 31, 2022	December 31, 2021
	(in thousands)
Service cost	$42	$117	$134
Interest cost	975	672	665
Expected return on plan assets	(1,015)	(1,258)	(1,171)
Amortization of net (gain)/loss	(274)	228	625
Net periodic benefit (credit)/cost	$(272)	$(241)	$253

Summary of Assumptions Used in Calculating Pension Benefit Obligations
The following assumptions were used at the commencement of the year in determining the net periodic pension benefit (credit)/cost for the years ended December 31, 2023, December 31, 2022 and December 31, 2021:

	December 31, 2023	December 31, 2022	December 31, 2021
Discount rate	4.9%	1.8%	1.5%
Rate of compensation increase	3.6%	3.7%	3.4%
Expected rate of return on plan assets	3.8%	3.8%	3.4%
The following assumptions were used in determining the benefit obligation at December 31, 2023 and December 31, 2022:

	December 31, 2023	December 31, 2022
Discount rate	4.8%	4.9%
Rate of compensation increase	3.0%	3.6%

Schedule of Amounts Recognized in Other Comprehensive Income (Loss)

Other comprehensive income/(loss)	December 31, 2023	December 31, 2022	December 31, 2021
	(in thousands)
Actuarial gain - benefit obligation	$(335)	$(18,636)	$(2,097)
Actuarial loss/(gain) - plan assets	910	7,305	(1,176)
Amortization of net gain/(loss) recognized in net periodic benefit (credit)/cost	274	(228)	(625)
Total	$849	$(11,559)	$(3,898)

Schedule of Underlying Asset Split of Fund	The Company's pension plan asset allocation is as follows:

Asset Category	December 31, 2023	December 31, 2022
Government Bonds	78%	88%
Diversified Bonds	22%	12%
	100%	100%

Schedule of Plan Asset Fair Value Measurements

	December 31, 2023	December 31, 2022
	(in thousands)
Government Bonds	$21,312	$22,887
Diversified Bonds	$6,008	$3,163
	$27,320	$26,050

Schedule of Annual Benefit Payments which Reflect Expected Future Service	The following annual benefit payments, which reflect expected future service as appropriate, are expected to be paid.

(in thousands)
2024	$379
2025	420
2026	679
2027	662
2028	612
Years 2029 - 2033	4,028